Schedule of Investments (unaudited) April 30, 2021	iShares® Evolved U.S. Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Agriculture — 11.6%
Altria Group Inc.	12,151	$580,210
Archer-Daniels-Midland Co.	4,336	273,732
Bunge Ltd.	821	69,309
Darling Ingredients Inc.(a)	783	54,379
Fresh Del Monte Produce Inc.	152	4,286
Philip Morris International Inc.	7,473	709,935
Universal Corp./VA	112	6,298
Vector Group Ltd.	339	4,424

		1,702,573

Beverages — 30.2%
Boston Beer Co. Inc. (The), Class A, NVS(a)	63	76,639
Brown-Forman Corp., Class A	335	23,902
Brown-Forman Corp., Class B, NVS	2,517	191,997
Celsius Holdings Inc.(a)	285	16,330
Coca-Cola Co. (The)	30,661	1,655,081
Coca-Cola Consolidated Inc.	46	13,490
Constellation Brands Inc., Class A	884	212,443
Keurig Dr Pepper Inc.	7,096	254,392
MGP Ingredients Inc.	99	5,950
Molson Coors Beverage Co., Class B	1,350	74,182
Monster Beverage Corp.(a)	4,431	430,029
National Beverage Corp.	270	13,119
PepsiCo Inc.	9,988	1,439,870
Primo Water Corp.	1,357	22,716

		4,430,140

Chemicals — 1.1%
Balchem Corp.	146	18,570
Ecolab Inc.	128	28,687
International Flavors & Fragrances Inc.	588	83,596
Mosaic Co. (The)	325	11,433
Sensient Technologies Corp.	216	17,764

		160,050

Commercial Services — 0.1%
Medifast Inc.	53	12,036
WW International Inc.(a)(b)	162	4,494

		16,530

Computers — 0.1%
ExlService Holdings Inc.(a)	89	8,222

Cosmetics & Personal Care — 9.8%
Colgate-Palmolive Co.	3,935	317,555
Coty Inc., Class A(a)	1,840	18,418
Edgewell Personal Care Co.	150	5,730
Procter & Gamble Co. (The)	8,196	1,093,510

		1,435,213

Distribution & Wholesale — 0.1%
Core-Mark Holding Co. Inc.	207	8,810

Diversified Financial Services — 0.0%
Jefferies Financial Group Inc.	2	65

Electrical Components & Equipment — 0.1%
Energizer Holdings Inc.	380	18,734

Food — 23.8%
B&G Foods Inc.	693	20,222
BellRing Brands Inc., Class A(a)	250	6,447
Beyond Meat Inc.(a)	350	46,088

Security	Shares	Value

Food (continued)
Calavo Growers Inc.	99	$7,735
Cal-Maine Foods Inc.	180	6,725
Campbell Soup Co.	2,001	95,548
Conagra Brands Inc.	4,886	181,222
Flowers Foods Inc.	1,071	25,661
General Mills Inc.	7,483	455,415
Hain Celestial Group Inc. (The)(a)	936	38,385
Hershey Co. (The)	1,578	259,265
Hormel Foods Corp.	2,195	101,409
Hostess Brands Inc.(a)	585	8,945
Ingredion Inc.	454	42,408
J&J Snack Foods Corp.	117	19,259
JM Smucker Co. (The)	1,123	147,102
John B Sanfilippo & Son Inc.	81	7,120
Kellogg Co.	2,838	177,148
Kraft Heinz Co. (The)	5,437	224,494
Lamb Weston Holdings Inc.	1,078	86,779
Lancaster Colony Corp.	153	28,261
McCormick & Co. Inc./MD, NVS	1,927	174,124
Mondelez International Inc., Class A	10,747	653,525
Performance Food Group Co.(a)	549	32,226
Pilgrim’s Pride Corp.(a)	270	6,469
Post Holdings Inc.(a)	618	70,316
Sanderson Farms Inc.	108	17,769
Seaboard Corp.	1	3,578
Simply Good Foods Co. (The)(a)	646	22,319
Sprouts Farmers Market Inc.(a)	405	10,372
Sysco Corp.	2,867	242,921
Tootsie Roll Industries Inc.	139	4,388
TreeHouse Foods Inc.(a)	576	27,418
Tyson Foods Inc., Class A	2,455	190,140
U.S. Foods Holding Corp.(a)	947	39,263
United Natural Foods Inc.(a)	198	7,298

		3,487,764

Health Care - Products — 0.2%
Neogen Corp.(a)	243	23,330

Holding Companies - Diversified — 0.1%
Cannae Holdings Inc.(a)	268	10,640

Household Products & Wares — 1.8%
ACCO Brands Corp.	2	17
Church & Dwight Co. Inc.	1,033	88,569
Clorox Co. (The)	507	92,528
Helen of Troy Ltd.(a)(b)	45	9,504
Kimberly-Clark Corp.	481	64,127
WD-40 Co.	21	5,224

		259,969

Housewares — 0.2%
Newell Brands Inc.	238	6,417
Scotts Miracle-Gro Co. (The)	126	29,126

		35,543

Machinery — 0.4%
AGCO Corp.	207	30,205
Middleby Corp. (The)(a)	153	27,742

		57,947

Manufacturing — 0.1%
John Bean Technologies Corp.	108	15,701

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Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Evolved U.S. Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Packaging & Containers — 3.1%
Amcor PLC	1,383	$16,250
AptarGroup Inc.	35	5,278
Ball Corp.	2,141	200,483
Berry Global Group Inc.(a)	557	35,436
Crown Holdings Inc.	820	90,036
Graphic Packaging Holding Co.	1,732	32,129
O-I Glass Inc.(a)	702	11,576
Packaging Corp. of America	95	14,027
Sealed Air Corp.	219	10,819
Silgan Holdings Inc.	333	14,043
Sonoco Products Co.	378	24,744

		454,821

Pharmaceuticals — 1.6%
Elanco Animal Health Inc.(a)	1,321	41,889
Herbalife Nutrition Ltd.(a)	413	18,903
Perrigo Co. PLC	118	4,912
Prestige Consumer Healthcare Inc.(a)	198	8,625
Zoetis Inc.	965	166,974

		241,303

Real Estate Investment Trusts — 1.7%
Americold Realty Trust	757	30,575
Equinix Inc.	294	211,904

		242,479

Retail — 12.9%
BJ’s Restaurants Inc.(a)	55	3,354
Casey’s General Stores Inc.	99	21,997
Cheesecake Factory Inc. (The)	126	7,886
Chipotle Mexican Grill Inc.(a)	135	201,424
Cracker Barrel Old Country Store Inc.	45	7,536
Darden Restaurants Inc.	159	23,328
Domino’s Pizza Inc.	34	14,360
Freshpet Inc.(a)	236	43,618
Jack in the Box Inc.	81	9,773
McDonald’s Corp.	2,773	654,650
Shake Shack Inc., Class A(a)	91	9,896

Security	Shares	Value

Retail (continued)
Starbucks Corp.	5,745	$657,745
Texas Roadhouse Inc.	76	8,134
Wendy’s Co. (The)	639	14,422
Wingstop Inc.	81	12,831
Yum China Holdings Inc.	1,207	75,944
Yum! Brands Inc.	1,048	125,257

		1,892,155

Toys, Games & Hobbies — 0.1%
Mattel Inc.(a)	609	13,069

Total Common Stocks — 99.1% (Cost: $13,479,313)		14,515,058

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	14,105	14,112
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	110,000	110,000

		124,112

Total Short-Term Investments — 0.8% (Cost: $124,110)		124,112

Total Investments in Securities — 99.9% (Cost: $13,603,423)		14,639,170

Other Assets, Less Liabilities — 0.1%		9,699

Net Assets — 100.0%		$14,648,869

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$162,457	$—		$(148,248	)(a)	$46	$(143)	$14,112	14,105	$873	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	66,000	44,000	(a)	—		—	—	110,000	110,000	60		—

						$46	$(143)	$124,112		$933		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Evolved U.S. Consumer Staples ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$14,515,058	$—	$—	$14,515,058
Money Market Funds	124,112	—	—	124,112

	$14,639,170	$—	$—	$14,639,170

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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